Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Taxes [Line Items]
Statutory tax rate	30.62%	30.62%
Effective tax rate	26.77%	20.52%
Net operating loss carryforwards	¥ 647,000
Unrecognized Tax Benefits	¥ 3,098